Reinsurance Activity (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earned
Net premiums, Earned	$ 157,533	$ 146,701	$ 134,048
Effect of reinsurance on incurred losses
Loss and LAE incurred	117,089	115,347	92,655
Reinsurance recoverables	(6,334)	(6,188)	4,079
Net loss and LAE incurred	110,755	109,159	96,734
Property and casualty
Written
Premiums from direct business	173,982	163,780	155,054
Reinsurance assumed	7,987	6,422	5,388
Reinsurance ceded	(18,528)	(19,751)	(18,705)
Net premiums, Written	163,441	150,451	141,737
Earned
Premiums from direct business	168,942	162,383	147,419
Reinsurance assumed	7,202	5,882	5,176
Reinsurance ceded	(18,611)	(21,564)	(18,547)
Net premiums, Earned	$ 157,533	$ 146,701	$ 134,048